Jul. 14, 2017
VictoryShares US Discovery Enhanced Volatility Wtd ETF (formerly Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF)
VictoryShares US Discovery Enhanced Volatility Wtd ETF (formerly Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF)
VictoryShares VictoryShares US Discovery Enhanced Volatility Wtd ETF (the “Funds” and each a “Fund”) Supplement dated July 14, 2017 to the Prospectus dated November 1, 2016 (“Prospectus”)

The inception date of the VictoryShares US Discovery Enhanced Volatility Wtd ETF stated in the footnote to the “Average Annual Total Returns” table on page 74 of the Prospectus is hereby corrected to August 1, 2014.

If you wish to obtain more information, please call the VictoryShares at 866-376-7890. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.